Note 7 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impairment, Long-Lived Asset, Held-for-Use	$ 9,988	$ 0
Depreciation	1,547	1,422
Property, Plant and Equipment, Disposals	1,041	604
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	342	0
Property and Equipment [Member]
Impairment, Long-Lived Asset, Held-for-Use	$ 7,418	$ 0